ZURICH MONEY FUNDS
                               Zurich Money Funds
                            Zurich Money Market Fund
                          Zurich Government Money Fund
                           Zurich Tax-Free Money Fund

                             ZURICH YIELDWISE FUNDS
                           Zurich YieldWise Money Fund

                 SUPPLEMENT TO CURRENTLY EFFECTIVE STATEMENTS OF
               ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS
                                (EACH A "FUND"):

                              --------------------

On September 7, 1998, Zurich Insurance Company ("Zurich"), the majority owner of Scudder Kemper Investments, Inc. (the "Adviser"), entered into an agreement with B.A.T Industries p.l.c. ("B.A.T"), pursuant to which the financial services businesses of B.A.T were combined with Zurich's businesses to form a new global insurance and financial services company known as Zurich Financial Services. Upon consummation of the transaction, each Fund's investment management agreement with the Adviser was deemed to have been assigned and, therefore, terminated. The Board of Trustees of each Fund and the shareholders of each Fund have approved a new investment management agreement with the Adviser, which is substantially identical to the former investment management agreement, except for the dates of execution and termination.

At special meetings of shareholders of each Fund held on December 17, 1998 (the "Special Meetings"), the shareholders confirmed that as a matter of fundamental policy, each Fund is classified as a diversified series of an open-end investment company under the Investment Company Act of 1940 (the "1940 Act"), but the shareholders voted to eliminate any additional fundamental diversification policies.

At each Fund's Special Meeting, the shareholders approved the reclassification of each Fund's investment objective(s) and policies as non-fundamental, with the exception of those policies required to be fundamental by the 1940 Act (see below). An objective or policy which is non-fundamental may be changed or eliminated by the Board of Trustees without a vote of the shareholders.

Each Fund's fundamental policies have been amended by a vote of shareholders at each Fund's Special Meeting. Following is a list of each Fund's amended and restated fundamental policies. As a matter of fundamental policy, each Fund may not:

(1) borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;


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(2) issue senior  securities,  except as permitted under the Investment  Company
Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3) concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(4) engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

(6) purchase physical commodities or contracts relating to physical commodities;

(7) make loans except as permitted under the Investment  Company Act of 1940, as
amended,   and  as  interpreted  or  modified  by  regulatory  authority  having jurisdiction, from time to time.

The following policies are non-fundamental, and may be changed or eliminated for each Fund by its Board of Trustees without a vote of its shareholders:

Zurich Money Market Fund may not:

(1) Purchase common stocks, preferred stocks, warrants, other equity securities, state bonds, municipal bonds or industrial revenue bonds (except through the purchase of debt obligations in accordance with its investment objective and policies);

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result more than 5% of the value of the Fund's assets would be invested in securities of that issuer;

(3) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class;

(4) Invest more than 5% of the Fund's total assets in securities of issuers which with their predecessors have a record of less than three years continuous operation, and equity securities of issuers which are not readily marketable;

(5) Enter into repurchase agreements if, as a result thereof, more than 10% of the Fund's total assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven days;

(6) Make short sale of securities, or purchase any securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions;

(7) Write,  purchase or sell puts, calls or combinations thereof;

(8) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Trust or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer;

(9) Invest more than 5% of the Fund's total assets in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933);

(10) Invest for the purpose of exercising control or management of another issuer;

(11) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs;

(12) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

Zurich  Government  Money  Fund  may  not:

(1) Purchase securities or make investments other than in accordance with its investment objective and policies;

(2) Enter into repurchase agreements if, as a result thereof, more than 10% of the Fund's total assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven days;

(3) Make short sales of securities, or purchase any securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

Zurich Tax-Free Money Fund may not:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Fund's assets would be invested in the securities of such issuer. For purposes of limitation, the Fund will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer;

(2) Invest more than 5% of the Fund's total assets in industrial development bonds sponsored by companies which with their predecessors have less than three years' continuous operation;

(3) Make short sale of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions;

(4) Write, purchase or sell puts, calls or combinations thereof, although the Fund may purchase Municipal Securities subject to Standby Commitments in accordance with its investment objective and policies;

(5) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Trust or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer;

(6) Invest more than 5% of the Fund's total assets in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933);

(7) Invest for the purpose of exercising control or management of another issuer;

(8) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in Municipal Securities of issuers which invest in or sponsor such programs;

(9) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

Zurich  YieldWise Money Fund may not:

(1) Purchase more than 10% of any class of voting securities of any issuer;

(2) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions;

(3) Invest in real estate limited partnerships.


March 2, 1999